SiebertWilliamsShankShares [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
Siebert Williams Shank Shares | ULTRA-SHORT FIXED INCOME FUND | Siebert Williams Shank Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0